WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 90.1%
COMMUNICATION SERVICES - 18.9%
Diversified Telecommunication Services - 4.1%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,790,000	$4,191,456	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	11,419,000	11,919,723	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	3,073,000	3,364,612	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,170,000	1,207,750	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,910,000	2,956,095	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,800,000	3,051,734
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	10.500%	6/30/24	3,780,000	226,800	*(a)(b)
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	9.000%	6/30/25	555,000	33,300	*(a)(b)

Total Diversified Telecommunication Services				26,951,470

Entertainment - 0.6%
Netflix Inc., Senior Notes	5.875%	11/15/28	1,453,000	1,657,197
Netflix Inc., Senior Notes	6.375%	5/15/29	1,875,000	2,178,169

Total Entertainment				3,835,366

Interactive Media & Services - 0.0%††
Match Group Inc., Senior Notes	5.000%	12/15/27	65,000	67,867	(a)

Media - 8.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	1,170,000	1,212,758	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	4,321,000	4,476,772	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	14,869,000	15,367,111	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	380,000	388,989	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	850,000	861,688	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	10,820,000	10,784,456
DISH DBS Corp., Senior Notes	7.750%	7/1/26	11,476,000	12,186,020
Dolya Holdco 18 DAC, Senior Notes	5.000%	7/15/28	3,010,000	2,986,522	(a)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	2,070,000	$2,204,550	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	3,440,000	3,528,907	(a)

Total Media				53,997,773

Wireless Telecommunication Services - 5.9%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,130,000	2,219,172	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,899,000	2,045,878	(a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,620,000	2,745,511	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,530,000	1,676,306	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,672,348
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,910,000	9,896,847
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,820,000	1,829,992
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,770,000	4,183,852
Sprint Corp., Senior Notes	7.250%	9/15/21	2,800,000	2,938,614
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	405,898
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,080,000	1,086,340
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	910,000	952,247
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,530,000	1,659,996	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	940,000	1,019,867	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	3,170,000	3,288,241	(a)

Total Wireless Telecommunication Services				38,621,109

TOTAL COMMUNICATION SERVICES				123,473,585

CONSUMER DISCRETIONARY - 13.1%
Auto Components - 2.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	5,339,000	4,399,790	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	1,080,000	1,168,101	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	717,000	706,033
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,523,000	4,398,595
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	3,478,000	3,525,162	(a)

Total Auto Components				14,197,681

See Notes to Schedule of Investments.

2	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - 2.0%
Ford Motor Co., Senior Notes	8.500%	4/21/23	1,260,000		$1,334,812
Ford Motor Co., Senior Notes	9.000%	4/22/25	3,280,000		3,555,766
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	2,000,000		1,975,000
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	1,950,000		1,936,028
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	200,000		198,810
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	1,955,000		1,923,642
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	1,650,000		1,654,785
General Motors Co., Senior Notes	6.125%	10/1/25	380,000		427,478

Total Automobiles					13,006,321

Diversified Consumer Services - 2.6%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	5,760,000		6,075,706	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	3,202,000		3,413,524	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,590,000		1,503,011	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,620,000		2,723,071	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000		2,248,656
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	880,000		909,150	(a)

Total Diversified Consumer Services					16,873,118

Hotels, Restaurants & Leisure - 3.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	920,000		922,548	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	720,000		757,350	(a)
Colt Merger Sub Inc., Senior Secured Notes	5.750%	7/1/25	1,030,000		1,038,446	(a)(d)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	930,000		943,369	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,230,000		1,270,067	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	3,480,000		3,655,131	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,200,000	GBP	2,134,104	(c)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,438,000		$1,360,556	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	4,011,000		2,397,315	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,200,000		1,271,250	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,070,000		1,541,767	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	540,000		536,169	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,840,000		2,872,873	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	640,000		691,600	(a)

Total Hotels, Restaurants & Leisure					21,392,545

Household Durables - 0.2%
Newell Brands Inc., Senior Notes	4.875%	6/1/25	1,190,000		1,248,507

Specialty Retail - 2.7%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	3,480,000		3,601,800	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	2,373,000	EUR	2,454,780	(c)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	1,320,000		1,150,631	(a)
Party City Holdings Inc., Senior Notes	6.125%	8/15/23	1,680,000		352,800	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	4,060,000		852,600	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	6,450,000		6,486,152	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	1,060,000		1,034,162
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,590,000		1,549,169

Total Specialty Retail					17,482,094

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	856,000		864,402	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	300,000		302,944	(c)

Total Textiles, Apparel & Luxury Goods					1,167,346

TOTAL CONSUMER DISCRETIONARY					85,367,612

CONSUMER STAPLES - 2.7%
Food Products - 2.3%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	2,090,000		2,187,212	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	320,000		340,010	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	830,000		914,196
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	165,000		174,080
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,480,000		3,779,331
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	1,550,000		1,526,129

See Notes to Schedule of Investments.

4	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	970,000	$1,037,859	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	720,000	718,949	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	4,230,000	4,240,638	(a)

Total Food Products				14,918,404

Household Products - 0.4%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	400,000	409,458
Energizer Holdings Inc., Senior Notes	6.375%	7/15/26	560,000	580,423	(a)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	810,000	835,227
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,210,000	1,245,556

Total Household Products				3,070,664

TOTAL CONSUMER STAPLES				17,989,068

ENERGY - 14.6%
Oil, Gas & Consumable Fuels - 14.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	650,000	650,058
Apache Corp., Senior Notes	5.100%	9/1/40	1,480,000	1,218,017
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	385,000	313,221	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,710,000	1,705,255	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,100,000	1,054,933
Continental Resources Inc., Senior Notes	3.800%	6/1/24	300,000	281,307
Continental Resources Inc., Senior Notes	4.375%	1/15/28	220,000	194,042
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000	838,336
Ecopetrol SA, Senior Notes	6.875%	4/29/30	1,380,000	1,585,068
Ecopetrol SA, Senior Notes	7.375%	9/18/43	1,900,000	2,297,091
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	590,000	596,089	(a)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	720,000	731,102	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	640,000	657,101	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	2,440,000	1,992,272
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	9,683,855
MEG Energy Corp., Secured Notes	6.500%	1/15/25	760,000	709,764	(a)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,550,000	$2,193,268	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	760,000	633,650	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	4,500,000	3,569,017
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	1,859,932	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,730,000	614,250
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	250,000	42,031
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	5,680,000	965,600
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,330,000	1,139,105
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	686,059
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	900,806
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,650,000	2,782,765
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	10,740,000	11,044,855
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	5,372,390
Range Resources Corp., Senior Notes	5.000%	8/15/22	405,000	369,816
Range Resources Corp., Senior Notes	5.000%	3/15/23	750,000	647,336
Range Resources Corp., Senior Notes	4.875%	5/15/25	790,000	598,919
Range Resources Corp., Senior Notes	9.250%	2/1/26	5,575,000	5,021,848	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,080,000	1,047,600	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,085,964	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	4,845,000	4,847,980
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	490,000	486,247
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	670,000	673,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	450,000	472,781

See Notes to Schedule of Investments.

6	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,420,000	$2,091,037	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,900,000	2,802,488
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	873,388
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	9,585,000	8,341,298
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	820,000	867,622
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,143,324
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	794,870
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,699,453
WPX Energy Inc., Senior Notes	8.250%	8/1/23	810,000	902,052
YPF SA, Senior Notes	8.500%	7/28/25	1,600,000	1,193,832	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,530,000	1,076,447	(a)

TOTAL ENERGY				95,348,891

FINANCIALS - 15.4%
Banks - 10.3%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,760,000	1,894,926	(e)(f)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,460,000	2,660,721	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,400,000	3,703,449
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,700,000	1,762,519	(e)(f)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	5,160,000	4,818,640	(a)(f)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,470,000	1,612,509	(a)(e)(f)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,000,000	1,024,365
CIT Group Inc., Senior Notes	5.000%	8/1/23	870,000	889,579

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	3,240,000	$3,223,262	(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	10,010,000	10,034,374	(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,623,481	(a)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	2,080,000	2,068,737	(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,560,000	3,656,351	(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	7,700,000	7,894,145	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,610,000	4,861,270	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,390,000	1,404,827	(e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,520,000	2,584,053	(e)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648%to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,880,000	2,723,594	(e)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625%to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	3,220,000	3,355,143	(e)(f)

See Notes to Schedule of Investments.

8	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,040,000	$1,949,220	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,270,000	2,580,592	(a)(f)

Total Banks				67,325,757

Capital Markets - 2.2%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	4,320,000	4,441,802	(a)(e)(f)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,680,000	1,661,075
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,740,169
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	5,500,000	5,716,948	(a)(e)(f)

Total Capital Markets				14,559,994

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	1,017,894
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,298,241

Total Consumer Finance				2,316,135

Diversified Financial Services - 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	650,000	652,849
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,000,000	1,006,347
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	560,000	566,442
DAE Funding LLC, Senior Notes	4.500%	8/1/22	3,663,000	3,500,418	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000	630,027
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	5,120,000	3,443,200	(a)(g)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,675,000	3,762,230
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	600,000	631,535

Total Diversified Financial Services				14,193,048

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.2%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	$1,281,251	(a)

Thrifts & Mortgage Finance - 0.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	610,000	639,817	(a)

TOTAL FINANCIALS				100,316,002

HEALTH CARE - 8.5%
Health Care Providers & Services - 3.5%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,300,000	1,230,060	(a)
DaVita Inc., Senior Notes	5.125%	7/15/24	1,520,000	1,548,120
DaVita Inc., Senior Notes	5.000%	5/1/25	1,500,000	1,535,250
HCA Inc., Senior Notes	7.690%	6/15/25	490,000	560,386
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	7,388,283
LifePoint Health Inc., Senior Secured Notes	6.750%	4/15/25	940,000	972,900	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	4,105,000	4,169,223
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	2,500,000	2,489,050	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	2,050,000	2,189,656	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	700,000	683,690	(a)

Total Health Care Providers & Services				22,766,618

Pharmaceuticals - 5.0%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,160,000	1,233,341	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	178,000	177,694	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	7,140,000	7,251,955	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,200,000	2,372,502	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	700,000	727,699	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,980,000	3,849,555
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	150,000	150,184
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	6,690,000	6,569,011
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	5,990,000	5,675,300

See Notes to Schedule of Investments.

10	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	3,510,000	$3,614,686
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000	1,031,125

Total Pharmaceuticals				32,653,052

TOTAL HEALTH CARE				55,419,670

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.6%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,710,000	3,915,404	(a)

Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	776,000	778,697	(a)

Airlines - 3.0%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	300,000	291,803
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	2,510,000	2,378,355
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	3,800,000	3,396,530
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	880,000	714,391
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	2,030,000	1,966,004
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,330,000	6,540,908	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	360,047	338,608
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,620,000	2,627,388	(a)(d)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	1,150,000	979,300

Total Airlines				19,233,287

Building Products - 1.0%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	4,751,000	4,824,189	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,845,000	1,875,729	(a)

Total Building Products				6,699,918

Commercial Services & Supplies - 0.3%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	1,782,000	1,942,050	(a)

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	600,000	469,567	(e)(f)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - 0.8%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	1,985,000	$1,977,179	(a)
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	1,970,000	2,022,944	(a)
Vertical US Newco Inc., Senior Secured Notes	5.250%	7/15/27	1,300,000	1,300,000	(a)(d)

Total Machinery				5,300,123

Marine - 0.0%††
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	140,000	79,494	(a)

Trading Companies & Distributors - 2.1%
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	7,070,000	7,436,933
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000	775,451
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,155,000	5,291,943

Total Trading Companies & Distributors				13,504,327

TOTAL INDUSTRIALS				51,922,867

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.8%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,760,000	4,900,230	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	70,000	67,781	(a)

Total Communications Equipment				4,968,011

Semiconductors & Semiconductor Equipment - 0.1%
Sensata Technologies UK Financing Co. PLC, Senior Notes	6.250%	2/15/26	350,000	363,935	(a)

Software - 0.0%††
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	2,491,931	37,379	(a)(g)(h)(i)
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	280,000	285,629	(a)

Total Software				323,008

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,040,000	1,078,415	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,370,000	1,446,010
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	719,350

See Notes to Schedule of Investments.

12	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	$434,430
Western Digital Corp., Senior Notes	4.750%	2/15/26	1,439,000	1,489,351

Total Technology Hardware, Storage & Peripherals				5,167,556

TOTAL INFORMATION TECHNOLOGY				10,822,510

MATERIALS - 5.6%
Containers & Packaging - 2.0%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,073,000	2,054,478	(a)(g)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	6,185,000	6,348,408	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,620,000	1,594,193	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,760,000	1,795,525	(a)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	980,000	1,049,644	(a)

Total Containers & Packaging				12,842,248

Metals & Mining - 3.3%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	2,960,000	3,541,134
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	3,610,000	3,453,055	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	550,000	551,224
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	731,460
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	1,530,000	1,558,848
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,430,000	1,417,620
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,280,000	4,208,888
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	1,050,000	1,113,855
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	3,041,044
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	1,963,957

Total Metals & Mining				21,581,085

Paper & Forest Products - 0.3%
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,820,000	1,816,397

TOTAL MATERIALS				36,239,730

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,360,000		$1,337,580
CoreCivic Inc., Senior Notes	4.625%	5/1/23	170,000		163,731
CoreCivic Inc., Senior Notes	4.750%	10/15/27	960,000		799,829
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	700,000		752,938
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	820,000		845,883

TOTAL REAL ESTATE					3,899,961

UTILITIES - 1.0%
Electric Utilities - 0.4%
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,400,000		1,195,229	(c)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	2,280,000		1,849,023	(a)

Total Electric Utilities					3,044,252

Gas Utilities - 0.6%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,750,000		3,725,850

TOTAL UTILITIES					6,770,102

TOTAL CORPORATE BONDS & NOTES (Cost - $543,430,676)					587,569,998

SOVEREIGN BONDS - 3.7%
Argentina - 0.6%
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,430,000		598,634	*(b)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	2,390,000		993,081	*(b)
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	3,900,000		1,632,754	*(b)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	810,000		342,233	*(a)(b)

Total Argentina					3,566,702

Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	4,344,000	BRL	829,251
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	3,530,000	BRL	737,739

Total Brazil					1,566,990

Ghana - 0.4%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	2,460,000		2,332,572	(a)

See Notes to Schedule of Investments.

14	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 0.8%
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	11,280,000,000	IDR	$815,974
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	60,246,000,000	IDR	4,348,171

Total Indonesia					5,164,145

Russia - 1.0%
Russian Federal Bond - OFZ	7.000%	1/25/23	110,080,000	RUB	1,636,007
Russian Federal Bond - OFZ	7.750%	9/16/26	315,370,000	RUB	5,002,626

Total Russia					6,638,633

Ukraine - 0.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,500,000		1,506,735	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,250,000		1,259,671	(a)

Total Ukraine					2,766,406

Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	89,410,000	UYU	2,116,602	(c)

TOTAL SOVEREIGN BONDS (Cost - $25,922,125)					24,152,050

SENIOR LOANS - 3.4%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA, Super Priority Secured DIP Term Loan	3.600-6.500%	7/14/21	442,556		450,116	(f)(j)(k)(l)

Media - 0.2%
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.178%	5/1/26	1,342,480		1,242,912	(f)(j)(k)

TOTAL COMMUNICATION SERVICES					1,693,028

CONSUMER DISCRETIONARY - 1.6%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.928%	11/19/26	1,018,640		968,473	(f)(j)(k)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.928%	12/23/24	2,172,152		1,946,489	(f)(j)(k)

Total Hotels, Restaurants & Leisure					2,914,962

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.2%
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	857,547	$788,229	(f)(j)(k)(l)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250-4.100%	8/19/22	1,935,199	937,765	(f)(j)(k)
PetSmart Inc., Term Loan B2 (3 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	6,100,551	6,038,276	(f)(j)(k)

Total Specialty Retail				7,764,270

TOTAL CONSUMER DISCRETIONARY				10,679,232

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Term Loan A (1 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	3,740,000	2,178,550	(f)(j)(k)

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.678%	8/6/26	1,402,950	1,366,708	(f)(j)(k)

INDUSTRIALS - 0.9%
Airlines - 0.6%
JetBlue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	1,580,000	1,551,691	(f)(j)(k)(l)
Mileage Plus Holdings Inc., Initial Term Loan	—	6/25/27	2,210,000	2,197,964	(l)

Total Airlines				3,749,655

Machinery - 0.3%
Vertical Midco GmbH, Term Loan B	—	6/30/27	1,850,000	1,813,000	(l)

TOTAL INDUSTRIALS				5,562,655

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.000%	2/7/23	770,975	770,975	(f)(g)(j)(k)

TOTAL SENIOR LOANS (Cost - $24,221,287)				22,251,148

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.7%
U.S. Government Obligations - 0.7%
U.S. Treasury Notes	1.500%	1/31/27	1,500,000	1,601,631
U.S. Treasury Notes	0.625%	5/15/30	3,000,000	2,992,148

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,557,866)				4,593,779

See Notes to Schedule of Investments.

16	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes (Cost - $3,784,019)	3.375%	8/15/26	4,660,000		$4,292,394

			SHARES
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Banks - 0.5%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $3,251,012)	6.177%		130,709		2,930,496	(f)

			FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
ARGENTINA - 0.1%
Argentina Treasury Bond (Cost - $424,122)	1.000%	8/5/21	45,965,706	ARS	418,387	(h)

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			87,452		75,613	*(h)(i)
KCAD Holdings I Ltd.			427,421,041		0	*(h)(i)(m)

Total Energy Equipment & Services					75,613

Oil, Gas & Consumable Fuels - 0.0%††
MWO Holdings LLC			848		65,025	*(h)(i)

TOTAL COMMON STOCKS (Cost - $7,604,158)					140,638

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $613,195,265)					646,348,890

SHORT-TERM INVESTMENTS - 1.2%
Dreyfus Government Cash Management, Institutional Shares (Cost - $7,780,947)	0.085%		7,780,947		7,780,947

TOTAL INVESTMENTS - 100.4% (Cost - $620,976,212)					654,129,837
Liabilities in Excess of Other Assets - (0.4)%					(2,352,821)

Total Net Assets - 100.0%					$651,777,016

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	17

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of June 30, 2020.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of June 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(m)	Value is less than $1.

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

18	Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	430,000	USD	482,374	BNP Paribas SA	7/16/20	$900
EUR	440,000	USD	494,296	BNP Paribas SA	7/16/20	216
GBP	1,140,000	USD	1,420,723	BNP Paribas SA	7/16/20	(8,002)
USD	32,797	EUR	30,000	BNP Paribas SA	7/16/20	(920)
USD	1,056,810	EUR	970,000	BNP Paribas SA	7/16/20	(33,366)
USD	2,156,933	EUR	1,973,000	BNP Paribas SA	7/16/20	(60,507)
USD	3,832,251	GBP	3,086,691	Citibank N.A.	7/16/20	7,134
EUR	1,700,000	USD	1,914,226	Goldman Sachs Group Inc.	7/16/20	(3,608)
USD	764,946	EUR	697,174	JPMorgan Chase & Co.	7/16/20	(18,602)
USD	483,370	EUR	430,000	BNP Paribas SA	10/16/20	(927)
USD	495,315	EUR	440,000	BNP Paribas SA	10/16/20	(245)

Total						$(117,927)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2020 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights. On October 31, 2019 and April 1, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

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Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$10,785,131	$37,379	$10,822,510
Other Corporate Bonds & Notes	—	576,747,488	—	576,747,488
Sovereign Bonds	—	24,152,050	—	24,152,050
Senior Loans	—	22,251,148	—	22,251,148
U.S. Government & Agency Obligations	—	4,593,779	—	4,593,779
Convertible Bonds & Notes	—	4,292,394	—	4,292,394
Preferred Stocks	$2,930,496	—	—	2,930,496
Non-U.S. Treasury Inflation Protected Securities	—	418,387	—	418,387
Common Stocks	—	—	140,638	140,638

Total Long-Term Investments	2,930,496	643,240,377	178,017	646,348,890

Short-Term Investments†	7,780,947	—	—	7,780,947

Total Investments	$10,711,443	$643,240,377	$178,017	$654,129,837

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$8,250	—	$8,250

Total	$10,711,443	$643,248,627	$178,017	$654,138,087

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$126,177	—	$126,177

†	See Schedule of Investments for additional detailed categorizations.

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